Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The loss before income taxes and the related tax provision are as follows (in thousands):

	Years Ended March 31,
	2020	2019
(Loss) income before income taxes
United States	$(9,245)	$(1,035)
Switzerland	(53,413)	(27,247)
Bermuda	(3,661)	(405)
United Kingdom	10	(20)
Other	18	127

Total loss before income taxes	$(66,291)	$(28,580)

Current taxes
United States – Federal	$61	$7
United States – State	34	12
Other	2	—

Total current tax expense	97	19

Deferred tax expense	—	—

Total provision for income taxes	$97	$19

Schedule of Reconsiliation of Income Tax Provision

A reconciliation of the provision for income taxes computed at the U.S. statutory rate (21%) for the year ended March 31, 2020 and at the Bermuda statutory rate (0%) for the year ended March 31, 2019 to the provision for income taxes reflected in the combined and consolidated statements of operations is as follows (in thousands):

	Years Ended March 31,
	2020	2019
Income tax at statutory rate	$(13,921)	$—
Foreign rate differential	4,255	(3,877)
Tax rate changes	—	(674)
Research and development credits	(1,093)	(605)
Valuation allowance	9,988	5,122
Non-deductible expense	951	57
Other	(83)	(4)

Total provision for income taxes	$97	$19

Components of Deferred Tax Assets and Liabilities

Deferred taxes reflect the tax effects of the differences between the amounts recorded as assets and liabilities for financial reporting purposes and the comparable amounts recorded for income tax purposes. Significant components of the deferred tax assets (liabilities) at March 31, 2020 and 2019 are as follows (in thousands):

	March 31,
	2020	2019
Deferred tax assets
Intangible assets	$6,445	$5,000
Net operating losses	9,443	3,023
Stock-based compensation	1,610	290
Research and development credits	1,487	560
Accrued bonuses	187	65

Total deferred tax assets	19,172	8,938
Valuation allowance	(19,129)	(8,910)

Deferred tax assets, net of valuation allowance	$43	$28

Deferred tax liabilities
Depreciation	$(13)	$(11)
Others	(30)	(17)

Total deferred tax liabilities	(43)	(28)

Total net deferred taxes	$—	$—